Deferred charges, net (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Deferred charges, net [Abstract]
Balance at beginning of period	$ 443,394	$ 0	$ 341,070
Additions		2,216,102
Amortization	(102,324)	(154,529)	(341,070)
Balance at end of period	$ 341,070	$ 2,061,573	$ 0